NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JULY 1, 2016

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

August 31, 2015

Nuveen Multistate Trust I

Statement of Additional Information dated

September 30, 2015

Nuveen Multistate Trust III

Statement of Additional Information dated

September 30, 2015

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 30, 2015

Nuveen Investment Trust

Statements of Additional Information dated

October 30, 2015

Statement of Additional Information dated

December 31, 2015

Nuveen Investment Trust II

Statement of Additional Information dated

September 28, 2015

Statement of Additional Information dated

October 30, 2015

Statements of Additional Information dated

November 30, 2015

Statement of Additional Information dated

December 31, 2015

Statement of Additional Information dated

January 29, 2016

Nuveen Investment Trust III

Statement of Additional Information dated

October 30, 2015

Statement of Additional Information dated

January 29, 2016

Nuveen Investment Trust V

Statement of Additional Information dated

January 29, 2016, as supplemented

March 18, 2016

Nuveen Managed Accounts Portfolios Trust

Statement of Additional Information dated

November 30, 2015

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

August 31, 2015

Statement of Additional Information dated

September 30, 2015

Statement of Additional Information dated

October 30, 2015

Statement of Additional Information dated

January 29, 2016

Statement of Additional Information dated

February 29, 2016

Statement of Additional Information dated

April 29, 2016

Nuveen Strategy Funds, Inc.

Statement of Additional Information dated

December 31, 2015

Albin F. Moschner has been appointed to the Board of Directors/Board of Trustees of the Nuveen Funds (the “Board”) as an independent director/trustee. Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995. Since 2012, Mr. Moschner has been a member of the Board of Directors of USA Technologies, Inc. and, from 1996 until 2016, he was a member of the Board of Directors of Wintrust Financial Corporation. In addition, he currently serves on the Advisory Boards of the Kellogg School of Management (since 1995) and the Archdiocese of Chicago Financial Council (since May 2012). Mr. Moschner received a Bachelor of Engineering degree in Electrical Engineering from The City College of New York in 1974 and a Master of Science degree in Electrical Engineering from Syracuse University in 1979. Mr. Moschner will serve on the Nominating and Governance Committee and the Compliance Committee.

Margo L. Cook has been appointed to the Board as an interested director/trustee. Ms. Cook replaces Thomas S. Schreier, who retired from the Board on May 31, 2016. Ms. Cook has been Co-Chief Executive Officer and Co-President of Nuveen Investments Inc. (“Nuveen Investments”) since March 2016, prior to which she had been Senior Executive Vice President of Nuveen Investments since July 2015. Ms. Cook is a member of the Senior Leadership Team of TIAA Global Asset Management, as well as co-chair of Nuveen Investment’s Management and Operating Committees. She is Senior Executive Vice President (since 2015) of Nuveen Fund Advisors, LLC and Co-Chief Executive Officer (since 2015) of Nuveen Securities, LLC. Since joining in 2008, she has held various leadership roles at Nuveen Investments, including as Head of Investment Services, responsible for investment-related efforts across the firm. Ms. Cook also serves on the Board of Nuveen Global Fund Investors. Before joining Nuveen Investments, she was the Global Head of Bear Stearns Asset Management’s institutional business. Prior to that, she spent over 20 years within BNY Mellon’s asset management business; including as Chief Investment Officer for Institutional Asset Management and Head of Institutional Fixed Income. Ms. Cook earned her bachelor’s degree in finance from the University of Rhode Island, her Executive MBA from Columbia University, and is a Chartered Financial Analyst. She serves as Vice Chair of The University of Rhode Island Foundation Board of Trustees and Chair of the All Stars Project of Chicago Board. In connection with her appointment as an interested director/trustee of the Board, Ms. Cook will no longer serve as Vice President of the Nuveen Funds. Ms. Cook will serve on the Open-End Funds Committee.

Effective June 15, 2016, Nathaniel T. Jones was appointed by the Board as Vice President and Treasurer of the Nuveen Funds, replacing Sherri A. Hlavacek. Mr. Jones is Senior Vice President (since 2016) and formerly Vice President (from 2011 to 2016) of Nuveen Investments and is a Chartered Financial Analyst.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0716P